Stockholders' Equity and Regulatory Capital	12 Months Ended
Jun. 30, 2014
Banking and Thrift [Abstract]
Stockholders' Equity and Regulatory Capital

Note 17 – Stockholders’ Equity and Regulatory Capital

Federal banking regulators impose various restrictions or requirements on the ability of savings institutions to make capital distributions, including cash dividends. A savings institution that is a subsidiary of a savings and loan holding company, such as the Bank, must file an application or a notice with federal banking regulators at least thirty days before making a capital distribution. A savings institution must file an application for prior approval of a capital distribution if: (i) it is not eligible for expedited treatment under the applications processing rules of federal banking regulators; (ii) the total amount of all capital distributions, including the proposed capital distribution, for the applicable calendar year would exceed an amount equal to the savings institution’s net income for that year to date plus the institution’s retained net income for the preceding two years; (iii) it would not adequately be capitalized after the capital distribution; or (iv) the distribution would violate an agreement with federal banking regulators or applicable regulations.

During the fiscal years ended June 30, 2014 and 2012, applications for capital distributions from the Bank to the Company were approved by federal banking regulators in the amounts of $5,000,000 and $6,000,000, respectively, which were paid by the Bank to the Company in September 2013 and May 2013, respectively. No capital distributions from the Bank to the Company were initiated during the fiscal year ended June 30, 2013.

Federal banking regulators may disapprove a notice or deny an application for a capital distribution if: (i) the savings institution would be undercapitalized following the capital distribution; (ii) the proposed capital distribution raises safety and soundness concerns; or (iii) the capital distribution would violate a prohibition contained in any statute, regulation or agreement.

The Bank is subject to various regulatory capital requirements administered by federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory—and possibly additional discretionary—actions by regulators that, if undertaken, could have a direct material effect on the Bank’s consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weighting, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios of Total and Tier 1 capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier 1 capital to adjusted total assets (as defined). The following tables present information regarding the Bank’s regulatory capital levels at the dates presented.

	Actual		For Capital Adequacy Purposes				To be Well Capitalized under Prompt Corrective Action Provisions
	Amount	Ratio	Amount		Ratio		Amount		Ratio
	(Dollars in Thousands)

As of June 30, 2014:
Total capital (to risk-weighted assets)	$376,343	20.45%	≥	$147,232	≥	8.00%	≥	$184,040	≥	10.00%
Tier 1 capital (to risk-weighted assets)	363,956	19.78	≥	73,616	≥	4.00	≥	110,424	≥	6.00
Core (Tier 1) capital (to adjusted total assets)	363,956	10.75	≥	135,420	≥	4.00	≥	169,275	≥	5.00
Tangible capital (to adjusted total assets)	363,956	10.75	≥	50,783	≥	1.50	≥	—	≥	—

As of June 30, 2013:
Total capital (to risk-weighted assets)	$353,386	21.77%	≥	$129,850	≥	8.00%	≥	$162,313	≥	10.00%
Tier 1 capital (to risk-weighted assets)	342,490	21.10	≥	64,925	≥	4.00	≥	97,388	≥	6.00
Core (Tier 1) capital (to adjusted total assets)	342,490	11.32	≥	121,054	≥	4.00	≥	151,317	≥	5.00
Tangible capital (to adjusted total assets)	342,490	11.32	≥	45,395	≥	1.50	≥	—	≥	—

Based upon most recent notification from federal banking regulators dated November 12, 2013 the Bank was categorized as well capitalized as of September 30, 2013, under the regulatory framework for prompt corrective action. There are no conditions existing or events which have occurred since notification that management believes have changed the Bank’s category.